SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Comparative Figures (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Trade Payables And Accruals
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification of accounts payable and accrued liabilities	$ 11,073
Sales Credits
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Reclassification of accounts payable and accrued liabilities	$ 8,897